INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD - Movements (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Opening balance	$ 85,192,710	$ 91,799,267
Dividends declared	(2,494,325)	(2,363,400)
Share in operating income	3,558,989	4,549,733
Other increase (decrease) in investments in associates	830,497	(5,031,065)
Ending balance	87,087,871	85,192,710
Trop Frutas do Brasil Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Disposal equity method		(840,815)
Coca-Cola del Valle New Ventures S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Opening balance	25,440,212
Impairment equity method		(2,921,010)
Ending balance	$ 24,113,685	$ 25,440,212